Accounts payables and accrued liabilities - Summary (Details) - CAD ($) $ in Millions	Mar. 29, 2020	Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 52.6	$ 46.5
Accrued liabilities	51.3	37.1
Employee benefits	12.1	22.3
Other payables	20.8	4.5
Accounts payable and accrued liabilities	$ 136.8	$ 110.4